Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 7,996	$ 1,241	$ 8,273
Weighted average number of ordinary and restricted shares	1,971	1,717	1,638
Basic EPS from continuing and discontinued operations	$ 4.06	$ 0.72	$ 5.05
Profit from continuing operations attributable to equity holders of AB InBev	$ 7,968	$ 1,193	$ 8,273
Weighted average number of ordinary and restricted shares	1,971	1,717	1,638
Basic EPS from continuing operations	$ 4.04	$ 0.69	$ 5.05
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 7,967	$ 4,853	$ 8,513
Weighted average number of ordinary and restricted shares	1,971	1,717	1,638
EPS from continuing operations before exceptional items	$ 4.04	$ 2.83	$ 5.20
Profit attributable to equity holders of AB InBev	$ 7,996	$ 1,241	$ 8,273
Weighted average number of ordinary and restricted shares (diluted)	2,010	1,755	1,668
Diluted EPS from continuing and discontinued operations	$ 3.98	$ 0.71	$ 4.96
Profit from continuing operations attributable to equity holders of AB InBev	$ 7,968	$ 1,193	$ 8,273
Weighted average number of ordinary and restricted shares (diluted)	2,010	1,755	1,668
Diluted EPS from continuing operations	$ 3.96	$ 0.68	$ 4.96
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 7,967	$ 4,853	$ 8,513
Weighted average number of ordinary and restricted shares (diluted)	2,010	1,755	1,668
Diluted EPS from continuing operations before exceptional items	$ 3.96	$ 2.77	$ 5.10